Major maintenance provision	12 Months Ended
Dec. 31, 2025
Major maintenance provision
Major maintenance provision

16.          Major maintenance provision

The Company has an obligation to perform major maintenance activities in its airports. The provision is recognized as accrued at an estimate of the present value of future disbursements required to settle the obligation. For the years 2023 and 2024 a discount rate of 10.99% was used and, from 2025, a discount rate vector is used with a range between 7.64% and 9.53% and covers the years from 2025 to 2035.

As of December 31, 2025, 2024 and 2023, the composition and changes of the Company’s major maintenance provision was as follows:

	December 31,							December 31, 2025
	2024		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	2,284,163	Ps.	592,485	(1)	Ps.	(203,860)	Ps.	593,267	Ps.	2,079,521

	December 31,							December 31, 2024
	2023		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	2,119,281	Ps.	389,112	(1)	Ps.	(224,230)	Ps.	555,498	Ps.	1,728,665

	December 31,							December 31, 2023
	2022		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	1,990,718	Ps.	550,085	(1)	Ps.	(421,522)	Ps.	629,683	Ps.	1,489,598
(1)

Includes Ps. 244,200, Ps. 160,440 and Ps. 201,688, recognized as interest cost in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2025, 2024 and 2023, respectively.

The provision for major maintenance as of December 31, 2025, reflects the approval in December 2025 of the Master Development Program for the period 2026-2030.